Contingent Liabilities and Commitments (Details) - ILS (₪) ₪ in Thousands		12 Months Ended
	Sep. 01, 2015	Dec. 31, 2017
Contingent Liabilities and Commitments (Textual)
Restricted bank deposit to secure the rent payment		₪ 120
Minimum lease agreement term	3 years
Commitments agreement, description		Israel-United States Binational Industrial Research and Development Foundation (BIRD) for the support of research and development activities. The Company is obligated to pay royalties to BIRD, amounting to 5% of the gross sales of the products and other related revenues developed from such activities, up to an amount of 150% from the grant received from BIRD by the Company indexed to the U.S. consumer price index.
Future minimum monthly lease payments		₪ 183
Restricted bank deposit to secure credit card payments		185
Payment of rental and administration fee	₪ 34
Agregate grant value received		₪ 120